Income and mining taxes (Schedule of changes in deferred tax assets and liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Net deferred tax liability balance, beginning of year	$ (255.3)	$ (125.7)
Deferred tax (expense) recovery	(6.9)	22.8
OCI transactions	(3.2)	(0.2)
Foreign currency translation on the deferred tax liability	27.6	(4.0)
Acquisition of Copper Mountain mining	0.0	(148.2)
Net deferred tax liability balance, end of year	$ (237.8)	$ (255.3)